Promissory notes	12 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Promissory notes

13. Promissory notes

During June 2022, EGHL issued an aggregate of US$1,500,000 (approximately GBP1,230,150) principal amount of 8% unsecured promissory notes (the “Promissory Notes”) to 25 investors pursuant to a private offering. The terms of the promissory notes provide for (i) interest at a rate of 8% per annum; (ii) a maturity date of December 31, 2025; (iii) one-third of the aggregate principal value as originally issued, together with accrued and unpaid interest, payable on each of December 31, 2023, 2024 and 2025; (iv) mandatory payment of 150% of the outstanding principal amount within 30 days after the closing of a firm commitment underwritten public offering, prior to the maturity date, in which gross proceeds of at least US$15,000,000 are raised; and (v) waiver of payment of accrued and unpaid interest in the event the Promissory Notes are paid pursuant to (iv), above.

During the year ended June 30, 2023, EGHL issued an additional aggregate principal of US$422,000 (approximately GBP332,291) of the Promissory Notes with the same terms as the Promissory Notes issued during June 2022.

Mr. Michael Lau acted as custodian to receive and disburse proceeds from the issuance of the Promissory Notes on behalf of the Company. Out of the total proceeds received by him, he paid GBP147,903 (US$186,949) for IPO professional fees on behalf of the Company, transferred GBP834,721 (US$1,055,087) to the Company as of June 30, 2021, and transferred the remaining balance of GBP247,526 (US$312,873) to the Company on July 7, 2022.

In respect of the issuance of Promissory Notes during the year ended June 30, 2023, Mr. Michael Lau acted as custodian to receive the proceeds, and he paid GBP332,291 (US$420,016) for IPO professional fees on behalf of the Company during the year ended June 30, 2023.

During the year ended June 30, 2024, EGHL issued an additional aggregate principal of US$241,105 (approximately GBP190,748) of the Promissory Notes with the same terms as the Promissory Notes issued during June 2022. Mr. Michael Lau acted as custodian to receive and disburse proceeds from the issuance of the Promissory Notes on behalf of the Company. Out of the total proceeds received by him, he transferred the balance of GBP190,748 (US$241,105) to the Company on August 28, 2023.

In April 2024, all the Promissory Notes were exchanged for an aggregate of 1,296,000 Preferred Shares issued by the Company at the total consideration of GBP2,597,402 (US$3,283,116).

Embedded Derivative refers to implicit or explicit terms that affect some or all of the cash flows or the value of other exchanges required by a contract in a manner similar to a derivative instrument. The risks and economic characteristics of the mandatory payment feature is not clearly or closely related to the host instrument because the mandatory payment feature affect the amount paid upon settlement when the Company completed a public offering, and is considered an embedded derivative which needs to be bifurcated from the host instrument in accordance with ASC 815.

ASC 815-15-25 provides that if an entity has a hybrid financial instrument that would require bifurcation of embedded derivatives under ASC 815, the entity may irrevocably elect to initially and subsequently measure a hybrid financial instrument in its entirety at fair value with changes in fair value recognized in earnings. The fair value election can be made instrument by instrument and shall be supported by concurrent documentation or a preexisting documented policy for automatic election.

The Company elected to measure the Promissory notes in their entirety at fair value with changes in fair value recognized as other income or loss at each balance sheet date in accordance with ASC 815-15-25.

The Company engaged external valuation experts with recognized professional qualifications and recent experience to perform the valuations of the fair value of the promissory notes. The fair value of the promissory notes is determined using the Binomial Option Pricing Model, one of the option pricing methods. The valuation involves complex and subjective judgment and the Company’s best estimates of the probability of occurrence of future events, such as fundamental changes, on the valuation date. Under the model, the Company uses a weighted risk-free and risk interest rate (the combination of the risk-free rate plus the credit spread for the underlying promissory notes) weighted by the probability of certain events happening as internally solved out by the model in discounting its cash flows. Key unobservable inputs used in level 3 fair value measurements are mainly:

As of June 30, 2023
Inputs
Risk-free interest rate	3.63%
Volatility	22.13%
Discount	27.58%
Expected life (years)	0.5 years to 0.56 years

The following table summarizes the movement of Promissory Notes included as of June 30, 2023 and 2024:

	As of June 30,
	2023	2024	2024
	GBP	GBP	US$
Balance, beginning of the year	1,461,931	2,034,778	2,571,960
Cash proceeds from issuance of Promissory Notes	332,290	190,748	241,105
Loss from change in fair value of Promissory Notes	240,557	371,876	470,051
In exchange for the preferred shares issued	-	(2,597,402)	(3,283,116)
Balance, end of the year	2,034,778	-	-